Condensed Balance Sheets (Parentheticals) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Net of allowance for doubtful accounts (in Dollars)	$ 106,959	$ 0
Net of deferred debt discounts (in Dollars)	$ 392,434	$ 214,265	$ 913,505
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	125,000,000	125,000,000	125,000,000
Common stock, shares issued	13,561,499	12,370,002	10,243,442
Common stock, shares outstanding	13,561,499	12,370,002	10,243,442
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001